Document and Entity Information	12 Months Ended
May 04, 2012
Risk/Return:
Document Type	Other
Document Period End Date	May 04, 2012
Registrant Name	TRANSAMERICA FUNDS
Central Index Key	0000787623
Amendment Flag	false
Document Creation Date	May 04, 2012
Document Effective Date	May 04, 2012
Prospectus Date	May 04, 2012